 TCG FINANCIAL SERIES TRUST VI

Prospectus

TCG US Government Primary Liquidity Money Market Fund

Class	Ticker Symbol
Institutional Shares	[ GUIXX ]
Service Shares	[ n/a ]
Investor A Shares	[ n/a ]
Investor B Shares	[ n/a ]
Investor C Shares	[ n/a ]

September 2, 2014

This Prospectus provides important information about the Fund that you should know before investing. Please read it carefully and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

Fund Summary: TCG US Government Primary Liquidity Money Market Fund

1

Investment Objective

1

Fees and Expenses of the Fund

1

Principal Investment Strategies of the Fund

2

Principal Risks of Investing in the Fund

3

The Fund’s Past Performance

5

Management of the Fund

5

Purchase and Sale of Fund Shares

5

Tax Information

6

Payments to Broker-Dealers and Other Financial Intermediaries

6

Additional Information About the Fund’s Principal Investment Strategies and Related Risks

7

Investment Objective

7

The Fund’s Investment Strategies

7

The Fund’s Investment Risks

9

Management of the Fund

13

Advisor

13

Portfolio Manager

13

Shareholder Information

15

How to Buy Shares

15

Purchasing Shares

15

Opening an Account

16

Minimum Purchase Amount

17

Automatic Investment Plan

17

Additional Investments

18

Other Purchase Information

18

How to Redeem Shares

18

Additional Information

19

Other Rights of the Fund

20

Short-term Trading Policy

21

Dividends, Distributions and Taxes

21

Dividends and Distributions

21

Taxes

21

The Distributor

23

Financial Highlights

23

Privacy Notice

24

FUND SUMMARY: TCG US Government Primary Liquidity Money Market Fund

Investment Objective: The investment objective of TCG US Government Primary Liquidity Money Market Fund (“Fund”), a series of TCG Financial Series Trust VI (“Trust”), is to achieve preservation of capital, current income, liquidity and stability of principal.

Fees and Expenses of the Fund: The following table describes the fees and expenses that you may pay if you buy and hold shares of the TCG US Government Primary Liquidity Money Market Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Institutional Shares	Service Shares	Investor A Shares	Investor B Shares	Investor C Shares
Management Fee	0.60%	0.60%	0.60%	0.60%	0.60%
Distribution (12b-1) Fees[1]	None	None	None	None	None
Shareholder Servicing Fee	None	0.05%	0.10%	0.15%	0.20%
Other Expenses[2]	0.00%	0.00%	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses	0.60%	0.65%	0.70%	0.75%	0.80%
Fee Waiver and/or Expense Reimbursement [3]	0.35%	0.35%	0.35%	0.35%	0.35%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.25%	0.30%	0.35%	0.40%	0.45%

1   The Fund has adopted a Rule 12b-1 Plan that allows the Fund to pay an annual fee of up to 0.25% to financial institutions that provide distribution and/or shareholder servicing. The Plan will not be activated through June 1, 2015.

2

Estimated for the current fiscal year.

3

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 13 through 15, TCG Financial Services, LLC (“TCG Financial Services ”) has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding brokerage;  taxes; borrowing costs (such as interest and dividend expenses on securities sold short); fees and expenses of non-interested person trustees; acquired fund fees and expenses; expenses incurred pursuant to the Fund’s Shareholder Servicing Plan; extraordinary expenses; non-routine expenses and expenses incurred pursuant to Rule 12b-1 under the 1940 Act (if any))  as a percentage of daily net assets to 0.25% (Institutional Shares), 0.30% (Service Shares), 0.35% (Investor A Shares), 0.40% (Investor B Shares), 0.45% (Investor C Shares) until September  1, 2015 (the “contractual expense limitation agreement”). While the Fund considers “non-routine expenses” to include, but not limited to, any reimbursement payments made by the Fund to the investment adviser of fund fees and expenses that were previously voluntarily waived or reimbursed by the investment adviser in order to maintain a positive net yield for the fund (the “voluntary yield waiver”), the Advisor has agreed that such expenses are subject to the foregoing contractual expense limitation agreement. The Fund may have to repay some of these waivers and/or reimbursements to TCG Financial Services in the following three (3) years provided that the current year’s expense ratio is less than the prior year contractual expense cap that was in place when such prior year expenses were waived. The agreement may be terminated upon ninety (90) days’ written notice by a majority of the non-interested Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the TCG US Government Primary Liquidity Money Market Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  The calculations for years after Year #1 in the example assume that the Fund’s Rule 12b-1 Distribution Fee has been included.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Institutional Shares	Service Shares	Investor A Shares	Investor B Shares	Investor C Shares
Year 1	$26	$31	$36	$41	$46
Year 3	$157	$173	$189	$205	$220

Principal Investment Strategies of the Fund:

Under normal conditions, the TCG US Government Primary Liquidity Money Market Fund (the “Fund”) seeks to achieve its objective by investing in short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The Fund’s portfolio will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. Under normal circumstances, at least 99.5% of the Fund’s assets will be invested in certain obligations of the U.S. Government, its agencies and instrumentalities and repurchase agreements with regard to such obligations. The Fund will invest in deposits (“Deposits”) which are exclusively in accounts with Federal Deposit Insurance Corporation (“FDIC”) insured banks or savings and loan associations which are backed by the full faith and credit of the U.S. Government. Deposits that are backed by the full faith and credit of the U.S. Government are those that the resources of the U.S. Government stand behind. Further, each of the Fund’s Deposits will not exceed the FDIC’s Standard Maximum Deposits Insurance Amount (“SMDIA”) which currently is $250,000 per depositor, per insured bank inclusive of the principal and accrued interest for each Deposit. Accordingly, because each of the Fund’s Deposits will fall within these FDIC amount limits, the entire amount of each of the Fund’s Deposit will be fully insured by the FDIC.  The Fund may invest in other money market funds that have substantially the same investment objective and strategies as the Fund. The principal and interest of all securities held by the Fund are payable in U.S. dollars.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (“SEC”). The Fund will only purchase securities that present minimal credit risk as determined by the Fund’s investment advisor, TCG Financial Services, LLC, pursuant to guidelines approved by the Trust’s Board of Trustees.

In satisfaction of the quality requirements of Rule 2a-7, all securities acquired by the Funds will be determined at the time of purchase by TCG, under guidelines established by the Trust’s Board, to present minimal credit risks and will be “Eligible Securities.” An “Eligible Security” is:

1. a Rated Security (as hereinafter defined) with a remaining maturity of 397 days or less that has received a short-term rating by one of the nationally recognized statistical rating organizations (an “NRSRO”) in one of the two highest short term rating categories (within which there may be sub categories or gradations indicating relative standing); or

2. a security that is not a Rated Security that is of comparable quality to a Rated Security, as determined by TCG; provided, however, that a security that at the time of issuance had a remaining maturity of more than 397 calendar days but that has a remaining maturity of 397 calendar days or less and that is an Unrated Security is not an Eligible Security if the security has received a long term rating from any NRSRO that is not within the NRSRO’s three highest long term categories (within which there may be sub-categories or gradations indicating relative standing), unless the security has received a long-term rating from any two NRSROs that have issued a rating with respect to the security, or if only one NRSRO has issued a rating, from that NRSRO, in one of the three highest rating categories.

The Fund’s Advisor will determine which of these securities to buy and sell based on its assessment of the relative values of various short-term U.S. Government securities and Deposits. The Fund is a money market fund which seeks to maintain a net asset value of $1.00 per share. Additionally, the Fund’s dollar-weighted average maturity (WAN) will be 60 days or less, and the dollar-weighted average life to maturity (WAL) of all of its investments will be 120 days or less. The Fund invests only in U.S. dollar-denominated securities.

The Fund may invest in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund’s Advisor seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities and issue dates.

Principal Risks of Investing in the Fund:

The TCG US Government Primary Liquidity Money Market Fund is subject to management risk and the Fund may not achieve its objective if the Advisor’s expectations regarding particular securities or interest rates are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

New Fund Risk. The Fund is newly organized and has no operating history. While the Advisor may have experience in investment-related activities and in managing private investment funds, the Advisor has limited experience to no experience, as a manager of a registered investment company.

Management Risk.  The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

Market Risk.  Overall market risks may also affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Interest Rate Risk. Changes in short-term interest rates will cause changes to the Fund’s yield. In addition, a low-interest rate environment may prevent the Fund from providing a positive yield or maintaining a stable net asset value of $1.00 per share.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

Credit Risk. There is a risk that the issuer of a security, or the counterparty to a repurchase agreement or other investment, will default or otherwise become unable to honor a financial obligation.

Government Securities Risk. There is a risk that the U.S. Government could default on the repayment of these securities.

Redemption Risk. The Fund may need to sell its holdings in order to meet shareholder redemption requests. The Fund could experience a loss when selling securities to meet redemption requests if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Floating and Variable Rate Instrument Risk. Floating and variable rate instruments provide for a periodic adjustment in the interest rate paid on the instrument. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate instruments may be subject to greater liquidity risk than other debt instrument, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time. Such securities also may lose value.

Net Asset Value Risk. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.

Repurchase Agreement Risk. There is a risk that the counter-party to a repurchase agreement will default or otherwise become unable to honor a financial obligation and the value of your investment could decline as a result.

Risk Associated with the Fund Holding Cash. Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

State and Local Taxation Risk. The Fund may invest in securities whose interest is subject to state and local income taxes. Consult your tax professional for more information.

Risk of Regulation of Money Market Funds. The Securities and Exchange Commission (SEC) has recently adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields achieved by certain money market funds. The SEC may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

Treasury Obligations Risk.  Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

Investments in Fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Past Performance

Performance information is not available at this time because the Fund has not commenced operations as of the date of this Prospectus.  In the future the Fund will include a bar chart and table which will include such information that will provide some indication of the risks of investing in the Fund by showing the variability of performance and by comparing the Fund's performance with those of the daily 30 day U.S. Treasury yield as reported by the U.S. Department of the Treasury.

 Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information will be available on the Fund’s website at www.tcg-financial.com or by calling the Fund toll-free at 1-800-494-2755.

Management of the Fund

Advisor: TCG Financial Services, LLC is the Fund’s investment advisor (the “Advisor”).

PURCHASE AND SALE OF FUND SHARES:

The minimum initial investment in the Fund is $500 for a regular account, $500 for an IRA account, or $100 for an automatic investment plan account. The minimum subsequent investment in the Fund is $50.  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open.  Redemptions requests may be made in writing, by telephone or through a financial intermediary and will be paid by check of wire transfer.

Tax Information:

Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or a 401(k) plan.  If you are investing in a tax-free plan, distributions may be taxable upon withdrawal from the plan.

Payments to Broker-Dealers and Other Financial Intermediaries:

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

MORE ABOUT THE FUND

ADDITIONAL INFORMATION ABOUT THE FUND’S PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

Investment Objective

The investment objective of the TCG US Government Primary Liquidity Money Market Fund (the “Fund”) is non-fundamental and may be changed by the Board of Trustees without shareholder approval. If the Board decides to change the Fund's investment objective, shareholders will be given 60 days’ written advance notice.

The Fund’s investment objective is to achieve preservation of capital, current income, liquidity and stability of principal.

The Fund’s Investment Strategies

The TCG US Government Primary Liquidity Money Market Fund the “Fund”) main investment strategies described in the prospectus are the strategies that the Advisor believes are most likely to be important in trying to achieve the Fund’s investment objective.  For more information about the Fund a copy of the Fund’s Statement of Additional Information (“SAI”) is available by calling toll free at 1-800-494-2755 or visiting the Fund’s website at www.tcg-financial.com.

Under normal conditions, the TCG US Government Primary Liquidity Money Market Fund (the “Fund”) seeks to achieve its objective by investing in short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The Fund’s portfolio will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. Under normal circumstances, at least 99.5% of the Fund’s assets will be invested in certain obligations of the U.S. Government, its agencies and instrumentalities and repurchase agreements with regard to such obligations. The Fund will invest in deposits (“Deposits”) which are exclusively in accounts with Federal Deposit Insurance Corporation (“FDIC”) insured banks or savings and loan associations which are backed by the full faith and credit of the U.S. Government. Deposits that are backed by the full faith and credit of the U.S. Government are those that the resources of the U.S. Government stand behind. Further, each of the Fund’s Deposits will not exceed the FDIC’s Standard Maximum Deposits Insurance Amount (“SMDIA”) which currently is $250,000 per depositor, per insured bank inclusive of the principal and accrued interest for each Deposit. Accordingly, because each of the Fund’s Deposits will fall within these FDIC amount limits, the entire amount of each of the Fund’s Deposit will be fully insured by the FDIC.  The Fund may invest in other money market funds that have substantially the same investment objective and strategies as the Fund. The principal and interest of all securities held by the Fund are payable in U.S. dollars.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (“SEC”). The Fund will only purchase securities that present minimal credit risk as determined by the Fund’s investment advisor, TCG Financial Services, LLC, pursuant to guidelines approved by the Trust’s Board of Trustees.

In satisfaction of the quality requirements of Rule 2a-7, all securities acquired by the Funds will be determined at the time of purchase by TCG, under guidelines established by the Trust’s Board, to present minimal credit risks and will be “Eligible Securities.” An “Eligible Security” is:

1. a Rated Security (as hereinafter defined) with a remaining maturity of 397 days or less that has received a short-term rating by one of the nationally recognized statistical rating organizations (an “NRSRO”) in one of the two highest short term rating categories (within which there may be sub categories or gradations indicating relative standing); or

2. a security that is not a Rated Security that is of comparable quality to a Rated Security, as determined by TCG; provided, however, that a security that at the time of issuance had a remaining maturity of more than 397 calendar days but that has a remaining maturity of 397 calendar days or less and that is an Unrated Security is not an Eligible Security if the security has received a long term rating from any NRSRO that is not within the NRSRO’s three highest long term categories (within which there may be sub-categories or gradations indicating relative standing), unless the security has received a long-term rating from any two NRSROs that have issued a rating with respect to the security, or if only one NRSRO has issued a rating, from that NRSRO, in one of the three highest rating categories.

The Fund’s Advisor will determine which of these securities to buy and sell based on its assessment of the relative values of various short-term U.S. Government treasury securities and Deposits. The Fund is a money market fund which seeks to maintain a net asset value of $1.00 per share. Additionally, the Fund’s dollar-weighted average maturity (WAN) will be 60 days or less, and the dollar-weighted average life to maturity (WAL) of all of its investments will be 120 days or less. The Fund invests only in U.S. dollar-denominated securities.

The Fund may invest in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund’s Advisor seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities and issue dates.

The securities purchased by the Fund are subject to the quality, diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and other rules of the Securities and Exchange Commission.

Pursuant to Rule 2a-7 the Fund is subject to a “general liquidity requirement” that requires that the Fund hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions in light of its obligations under Section 22(e) of the Investment Company Act regarding share redemptions and any commitments the Fund has made to shareholders. To comply with this general liquidity requirement, TCG US Government Primary Liquidity Money Market Fund must consider factors that could affect the Fund’s liquidity needs, including characteristics of the Fund’s investors and their likely redemptions. Depending upon the volatility of its cash flows (particularly shareholder redemptions), this may require a Fund to maintain greater liquidity than would be required by the daily and weekly minimum liquidity requirements discussed below.

The Fund will not acquire any security other than a daily liquid asset unless, immediately following such purchase, at least 10% of its total assets would be invested in daily liquid assets and the Fund will not acquire any security other than a weekly liquid asset unless, immediately following such purchase, at least 30% of its total assets would be invested in weekly liquid assets. “Daily liquid assets” include (i) cash; (ii) direct obligations of the U.S. Government; and (iii) securities that will mature or are subject to a demand feature that is exercisable and payable within one business day. “Weekly liquid assets” include (i) cash; (ii) direct obligations of the U.S. Government; (iii) Government securities issued by a person controlled or supervised by and acting as an instrumentality of the Government of the United States pursuant to authority granted by the Congress of the United States, that are issued at a discount to the principal amount to be repaid at maturity and have a remaining maturity of 60 days or less; and (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within five business days.

The Fund is ordinarily limited to investing so that immediately following any such acquisition not more than 5% of its total assets will be invested in any one issuer’s securities (other than obligations of, or guaranteed by, the U.S. Government, its agencies or its instrumentalities and securities of other investment companies, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) or, in the event that such securities are not First Tier Securities (as defined in Rule 2a-7), not more than 1⁄2 of 1% of the Fund’s total assets. In addition, Rule 2a-7 requires that not more than 3% of the Fund’s total assets be invested in Second Tier Securities (as defined in Rule 2a-7) and that Second Tier Securities may only be purchased if they have a remaining maturity of 45 days or less at the time of acquisition.

The Fund is permitted to invest in repurchase agreements and engage in repurchase agreement transactions but only to the extent that they are collateralized by cash, government securities or FDIC insured Deposits.

The Fund’s Investment Risks

All mutual funds carry a certain amount of risk. As with any mutual fund, there is no guarantee that the Fund will achieve its goal. The Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund. Also, an investment in the Fund is not a complete investment program.

The main risks associated with investing in the Fund are summarized in “Principal Risks of Investing in the Fund” at the front of this prospectus. More detailed descriptions of the main risks and additional risks of the Funds are described below.

Please note that the Funds also may use strategies that are not described in this section, but which are described in the Statement of Additional Information.

New Fund Risk. The Fund is newly organized and has no operating history.

While the Advisor may have experience in investment-related activities and in managing private investment funds, the Advisor has limited experience to no experience, as a manager of a registered investment company.

Management Risk.  The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

Market Risk.  Overall stock market risks may also affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Interest Rate Risk. Although the Fund is generally less sensitive to interest rate changes than are funds that invest in longer-term securities, changes in short-term interest rates will cause changes to that Fund’s yield. In addition, a low-interest rate environment may prevent a Fund from providing a positive yield or maintaining a stable net asset value of $1.00 per share.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

Credit Risk. There is a risk that the issuer of a security, or the counterparty to a contract, repurchase agreement or other investment, will default or otherwise become unable to honor a financial obligation. The price and liquidity of a security can also be adversely affected if either its credit status or the market environment generally deteriorates and the probability of default rises. The value of your investment could decline as a result of these events.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities. There is a risk that the U.S. Government could default on the repayment of these securities.

Redemption Risk. A Fund could experience a loss and the Fund’s net asset value may be affected when selling securities to meet redemption requests if the redemption requests are large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid. A Fund may be forced to sell its holdings when shareholders of the Fund make relatively large redemption requests.

Furthermore, when markets are illiquid, a Fund may be unable to sell illiquid securities at its desired time or price. Illiquidity can be caused by a drop in overall market trading volume, an inability to find a ready buyer, or legal restrictions on the securities’ resale. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress.

Repurchase Agreement Risk. There is a risk that the counterparty to a repurchase agreement will default or otherwise become unable to honor a financial obligation and the value of your investment could decline as a result.

A repurchase agreement is subject to the risk that the seller may fail to repurchase the security. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities would not be owned by a Fund, but would only constitute collateral for the seller’s obligation to pay the repurchase price. Therefore, a Fund may suffer time delays and incur costs in connection with the disposition of the collateral. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities (Non-Traditional Collateral). For example, repurchase agreements secured by high yield securities and equity securities may or may not be subject to an automatic stay in bankruptcy proceedings. As a result of the automatic stay, to the extent applicable, a Fund could be prohibited from selling the collateral in the event of a counterparty’s bankruptcy unless the Fund is able to obtain the approval of the bankruptcy court. In addition, the value of Non-Traditional Collateral may be more volatile or less liquid thereby increasing the risk that a Fund will be unable to recover fully in the event of a counter-party’s default. High yield securities (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties and potential illiquidity.

Net Asset Value Risk. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.

Floating and Variable Rate Securities Risk. Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate.

Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on a Fund’s ability to sell the securities at any given time. Such securities also may lose value.

Risk Associated with the Fund Holding Cash. Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

State and Local Taxation Risk. The Fund may invest in securities whose interest is subject to state and local income taxes. Consult your tax professional for more information.

Risk of Regulation of Money Market Funds. The Securities and Exchange Commission (SEC) has recently adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields achieved by certain money market funds. The SEC may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

Treasury Obligations Risk.  Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

Expense Risk. Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets.  Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.

Investment in Other Investment Companies Risk.  As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

Withdraw Risk. Investments by the Fund in savings deposits have certain requirement restrictions on the number of “convenient” transfers or withdrawals that may be made per month (or per statement cycle of at least four weeks) from the account.  In order to classify an account as a “savings deposit,” the FDIC insured institution must, in its account agreement with the customer, reserve the right at any time to require seven (7) days’ advance written notice of an intended withdrawal.  In addition, for an account to be classified as a “savings deposit,” the depositor may make no more than six “convenient” transfers or withdrawals per month from the account. “Convenient” transfers and withdrawals, for purposes of this limit, include preauthorized, automatic transfers (including but not limited to transfers from the savings deposit for overdraft protection or for direct bill payments) and transfers and withdrawals initiated by telephone, facsimile, or computer, and transfers made by check, debit card, or other similar order made by the depositor and payable to third parties. Other, less-convenient types of transfers, such as withdrawals or transfers made in person at the bank, by mail, or by using an ATM, do not count toward the six-per-month limit and do not affect the account’s status as a savings account. Also, a withdrawal request initiated by telephone does not count toward the transfer limit when the withdrawal is disbursed via check mailed to the depositor.

For more information about risks associated with the types of investments that the Funds purchase, please read the Statement of Additional Information.

Portfolio Holdings Disclosure Policies

A description of the Fund’s policies regarding disclosure of the securities in the Fund’s portfolio is found in the Statement of Additional Information and on the Fund’s website at www.tcg-financial.com.

 MANAGEMENT OF THE FUND

Advisor

TCG Financial Services, LLC, a Florida limited liability company located at 110 Merrick Way, Coral Gables, FL 33134, serves as Advisor to the Fund. TCG Financial Services, LLC, a registered investment advisor, was organized on September 10, 2010 to provide investment advisory services to its institutional account portfolio. The Advisor is also the Investment Advisor of nine (9) other money market funds.  These money market funds have also been recently organized and will commence operations on approximately the same date as the Fund. Currently, TCG Financial Services, LLC manages $265,000.000.00 in assets.

Portfolio Manager

Jorge H. Coloma

Jorge H. Coloma is the Portfolio Manager of the Advisor and has been responsible for the day-to-day management of the Fund’s portfolio since its inception.  From 2003 until 2008, Mr. Coloma was the managing director of “Insured Deposits Conduit, LLC.” Under his direction, this entity was in the business of securitizing FDIC-Insured Deposits. Mr. Coloma joined the Advisor on September 10, 2010. Mr. Coloma has extensive experience in the financial field having specialized in treasury management and advice for over 40 years. Considered the patriarch of the FDIC-insured CD brokerage business, in 1980 Mr. Coloma founded the first and largest broker of FDIC-insured CDs while also testifying, twice, in US Congressional hearings as an expert of federally insured deposits.

Advisory Fees

As the investment adviser, the firm oversees the asset management and administration of the Fund and its separate classes.  As compensation for these services, the firm receives a management fee which is paid monthly from each class of the Fund of 0.60% of the fund's average daily net assets.

The Adviser pays all of the operating expenses of the Fund except brokerage;  taxes; borrowing costs (such as interest and dividend expenses on securities sold short); fees and expenses of non-interested person trustees; acquired fund fees and expenses; extraordinary expenses and expenses incurred pursuant to Rule 12b-1 under the 1940 Act (if any). In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Fund’s expenses, except those specified above, are paid by the investment adviser.

The Advisor, TCG Financial Services, LLC (“TCG Financial Services ”) has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding brokerage;  taxes; borrowing costs (such as interest and dividend expenses on securities sold short); fees and expenses of non-interested person trustees; acquired fund fees and expenses; expenses incurred pursuant to the Fund’s Shareholder Servicing Plan; extraordinary expenses; non-routine expenses and expenses incurred pursuant to Rule 12b-1 under the 1940 Act (if any))  as a percentage of daily net assets to 0.25% (Institutional Shares), 0.30% (Service Shares), 0.35% (Investor A Shares), 0.40% (Investor B Shares), 0.45% (Investor C Shares) until September 1, 2015 (the “contractual expense limitation agreement”). While the Fund considers “non-routine expenses” to include, but not limited to, any reimbursement payments made by the Fund to the investment adviser of fund fees and expenses that were previously voluntarily waived or reimbursed by the investment adviser in order to maintain a positive net yield for the fund (the “voluntary yield waiver”), the Advisor has agreed that such expenses are subject to the foregoing contractual expense limitation agreement. The Fund may have to repay some of these waivers and/or reimbursements to TCG Financial Services in the following three (3) years provided that the current year’s expense ratio is less than the prior year contractual expense cap that was in place when such prior year expenses were waived. The agreement may be terminated upon ninety (90) days’ written notice by a majority of the non-interested Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the TCG US Government Primary Liquidity Money Market Fund.

The Fund’s Advisor (not the Fund) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services for the Fund’s shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.  Since the Fund had not commenced operations, the Advisor to the Fund has received no advisory fees as of that date. A discussion regarding the basis of the Board of Trustees’ approval of the management agreement with TCG Financial Services, LLC will be available in the Fund’s semi-annual Report for the most recent fiscal period ended December 31.

A discussion regarding the basis of the Board of Trustees’ approval of the Funds’ investment advisory agreement will be available in the Fund’s 2014 semi-annual report which covers the period from July 1, 2014 through December 31, 2014.

SHAREHOLDER INFORMATION

HOW TO BUY SHARES

Purchasing Shares

You do not pay any sales charge (sometimes called a load) when you buy shares of the Fund.

The price you pay for your shares is the net asset value (“NAV”) per share of the Fund. NAV is the value of everything a Fund owns, minus everything the Fund owes, divided by the number of shares of that Fund held by investors. The Fund seeks to maintain a stable NAV per share of $1.00. The Fund uses the amortized cost method to value its portfolio of securities provided that certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation fairly reflects the market-based net asset value per share of the Fund. This method provides more stability in valuations. However, it may also result in periods during which the stated value of a security is different than the price the Fund would receive if it sold the investment.

The NAV of shares is generally calculated as of the cut-off time which under normal conditions is 4:00 p.m. ET each day the Fund is accepting orders. You will pay the next NAV per share price calculated after the Fund receives your application or request in good order.

 Shares are available to be purchased on any business day that the Federal Reserve Bank of New York (Federal Reserve) is open, except as noted below. In addition to weekends, the Federal Reserve is closed on the following national holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. The Fund may also close and shares will not be available to be purchased when the Federal Reserve is open and the New York Stock Exchange (NYSE) is closed, such as Good Friday. On any business day when the Securities Industry and Financial Markets Association (SIFMA) recommends that the securities markets close trading early, a Fund may also close trading early.

On occasion, the NYSE closes before 4:00 p.m. Eastern Time (ET). When the NYSE closes early, a Fund may also elect to close early and purchase orders accepted by the Fund after the early closing will be effective the following business day. The Fund, however, may elect to remain open following an early close of the NYSE. If your purchase order is accepted by the Fund before the Fund’s close on a day when the NYSE closes early but the Fund remains open, or on a day when the Fund is open but the NYSE is not, it will be effective the same business day. Purchase orders received by the Fund with your application or request in good order after the Fund closes will be effective the following business day.

If your purchase order is received by the Fund with your application or request in good order by the Fund’s cut-off time listed below, your purchase order will be processed at that day’s price and you will be entitled to all dividends declared on that day. If your purchase order is received by the Fund with your application or request in good order after the cut-off time, we will process it at the next day’s price.

Share ownership is electronically recorded; therefore, no certificate will be issued.

Normally, the cut-off time for the Fund is 4:00 p.m. ET.

The Fund calculates its net asset value (“NAV”) per share as of the close of regular trading on the NYSE every day the NYSE is open.  The NYSE normally closes at 4:00 p.m. Eastern Time (“ET”).  The Fund’s NAV is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent.

All shares will be purchased at the NAV per share next determined after the Fund receives your application or request in good order.  All requests received in good order by the Fund before 4:00 p.m. (Eastern Time) will be processed on that same day.  Requests received after 4:00 p.m. will be processed on the next business day.

Good Order:  When making a purchase request, make sure your request is in good order.  “Good order” means your purchase request includes:

•

the name of the Fund and share class

•

the dollar amount of shares to be purchased

•

a completed purchase application or investment stub

•

check payable to the applicable Fund

Opening an Account

You may purchase shares directly through the Fund’s transfer agent or through a brokerage firm or other financial institution that has agreed to sell Fund shares.  If you purchase shares through a brokerage firm or other financial institution, you may be charged a fee by the firm or institution.

If you are investing directly in the Fund for the first time, please call toll-free 1-800-494-2755 to request a Shareholder Account Application.  You will need to establish an account before investing.  Be sure to sign up for all the account options that you plan to take advantage of.  For example, if you would like to be able to redeem you shares by telephone, you should select this option on your Shareholder Account Application.  Doing so when you open your account means that you will not need to complete additional paperwork later.

If you are purchasing through the Fund’s transfer agent, send the completed Shareholder Account Application and a check payable to the appropriate Fund to the following address:

TCG US Government Primary Liquidity Money Market Fund

c/o Mutual Shareholder Services, LLC

8000 Town Centre Drive Suite 400

Broadview Heights, OH 44147

All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.  No cash, credit cards or third party checks will be accepted.  A $20 fee will be charged against your account for any payment check returned to the transfer agent or for any incomplete electronic funds transfer, or for insufficient funds, stop payment, closed account or other reasons.  If a check does not clear your bank or the Fund is unable to debit your pre-designated bank account on the day of purchase, the Fund reserves the right to cancel the purchase.  If your purchase is canceled, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of a decline in the value of the canceled purchase.  The Fund (or Fund agent) has the authority to redeem shares in your account(s) to cover any losses due to fluctuations in share price.  Any profit on such cancellation will accrue to the applicable Fund.  Your investment in the Fund should be intended to serve as a long-term investment vehicle.  The Fund is not designed to provide you with a means of speculating on the short-term fluctuations in the stock market.  The Fund reserves the right to reject any purchase request that it regards as disruptive to the efficient management of the Fund, which includes investors with a history of excessive trading.  The Fund also reserves the right to stop offering shares at any time.

If you choose to pay by wire, you must call the Fund’s transfer agent, at 1-800-494-2755 to obtain instructions on how to set up your account and to obtain an account number and wire instructions.

Wire orders will be accepted only on a day on which the Fund, custodian and transfer agent are open for business.  A wire purchase will not be considered made until the wired money and purchase order are received by the Fund.  Any delays that may occur in wiring money, including delays that may occur in processing by the banks, are not the responsibility of the Fund or the transfer agent.  The Fund presently does not charge a fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.  This means that when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you.  We may also ask for other identifying documents or information, and may take additional steps to verify your identity.  We may not be able to open your account or complete a transaction for you until we are able to verify your identity.

Minimum Purchase Amount

The minimum initial investment in shares of the Fund is $500 for a regular account, $500 for an IRA account, or $100 for an automatic investment plan account.  The Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part for certain accounts.  Investment minimums may be higher or lower for investors purchasing shares through a brokerage firm or other financial institution.  To the extent investments of individual investors are aggregated into an omnibus account established by an investment advisor, broker or other intermediary, the account minimums apply to the omnibus account, not to the account of the individual investor.

Automatic Investment Plan

You may open an automatic investment plan account with a $100 initial purchase and a $100 monthly investment.  If you have an existing account that does not include the automatic investment plan, you can contact the Fund’s transfer agent to establish an automatic investment plan.  The automatic investment plan provides a convenient method to have monies deducted directly from your bank account for investment in the Fund.  You may authorize the automatic withdrawal of funds from your bank account for a minimum amount of $100.  The Fund may alter, modify or terminate this plan at any time.  To begin participating in this plan, please complete the Automatic Investment Plan Section found on the application or contact the Fund at 1-800-494-2755.

Additional Investments

The minimum subsequent investment in the Fund is $50.  You may purchase additional shares of the Fund by check or wire. Your bank wire should be sent as outlined above. You also may purchase Fund shares by making automatic periodic investments from your bank account.  To use this feature, select the automatic investment option in the account application and provide the necessary information about the bank account from which your investments will be make.  You may revoke your election to make automatic investments by calling 1-800-494-2755 or by writing to the Fund at:

TCG US Government Primary Liquidity Money Market Fund

c/o Mutual Shareholder Services, LLC

8000 Town Centre Drive Suite 400

Broadview Heights, OH 44147

Other Purchase Information

The Fund may limit the amount of purchases and refuse to sell to any person.  If your wire does not clear, you will be responsible for any loss incurred by the Fund.  If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred.  You may be prohibited or restricted from making future purchases in the Fund.

The Fund has authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on its behalf purchase and sell orders. The Fund is deemed to have received an order when the authorized person or designee receives the order, and the order is processed at the NAV next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Fund’s transfer agent.

HOW TO REDEEM SHARES

You may redeem your shares on any business day.  Redemption orders received in proper order by the Fund’s transfer agent or by a brokerage firm or other financial institution that sells Fund shares before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET) will be effective at that day’s NAV. Your brokerage firm or financial institution may have an earlier cut-off time.

Shares of the Fund may be redeemed by mail or telephone. You may receive redemption payments in the form of a check or federal wire transfer, subject to any applicable redemption fee. If you redeem your shares through a broker-dealer or other institution, you may be charged a fee by that institution.

By Mail.  You may redeem any part of your account in the Fund at no charge by mail.

Your request, in proper form, should be addressed to:

TCG US Government Primary Liquidity Money Market Fund

c/o Mutual Shareholder Services, LLC

8000 Town Centre Drive Suite 400

Broadview Heights, OH 44147

“Proper form” means your request for redemption must:

•

Include the Fund name and account number;

•

Include the account name(s) and address;

•

State the dollar amount or number of shares you wish to redeem; and

•

Be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered.

The Fund may require that the signatures be guaranteed if you request the redemption check be mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request. The Fund may also require that signatures be guaranteed for redemptions of $100,000 or more.  Signature guarantees are for the protection of shareholders.  You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. For joint accounts, both signatures must be guaranteed.  Please call the transfer agent at 1-800-494-2755 if you have questions.  At the discretion of the Fund, you may be required to furnish additional legal documents to insure proper authorization.

By Telephone.  You may redeem any part of your account in the Fund by calling the transfer agent at 1-800-494-2755.  You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option.  The Fund, the transfer agent and the custodian are not liable for following redemption instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine.  However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions.  Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

The Fund may terminate the telephone redemption procedures at any time.  During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent have ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges.  If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

Additional Information.  If you are not certain of the requirements for redemption please call the transfer agent at 1-800-494-2755.  Redemptions specifying a certain date or share price cannot be accepted and will be returned.  You will be mailed the proceeds on or before the fifth business day following the redemption.  You may be assessed a fee if the Fund incurs bank charges because you request that the Fund re-issue a redemption check.  Also, when the NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Fund may suspend redemptions or postpone payment dates.

Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 30 days written notice if the value of your shares in the Fund is less than $2,500 due to redemption, or such other minimum amount as the Fund may determine from time to time.  You may increase the value of your shares in the Fund to the minimum amount within the 30-day period.  All shares of the Fund are also subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund.  An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax advisor.

Other Rights of the Fund

The Fund may:

•

Suspend the right of redemption if trading is halted or restricted on the Exchange or under other emergency conditions described in the Investment Company Act,

•

Postpone date of payment upon redemption if trading is halted or restricted on the Exchange or under other emergency conditions described in the Investment Company Act or if a redemption request is made before the Fund has collected payment for the purchase of shares,

•

Redeem shares for property other than cash if conditions exist which make cash payments undesirable in accordance with its rights under the Investment Company Act, and

•

Redeem shares involuntarily in certain cases, such as when the value of a shareholder account falls below a specified level.

Suspension of Redemptions upon Liquidation. If the Board, including a majority of the Trustees who are not “interested persons” of the Trust as defined in the Investment Company Act, determines that the deviation between a Fund’s amortized cost price per share and the market-based net asset value per share may result in material dilution or other unfair results, the Board, subject to certain conditions, may, in the case of the Fund that the Board has determined to liquidate irrevocably, suspend redemptions and payments of redemption proceeds in order to facilitate the permanent termination of the Fund in an orderly manner. If this were to occur, it would likely result in a delay in your receipt of your redemption proceeds.

Note on Low Balance Accounts. Because of the high cost of maintaining smaller shareholder accounts, the Trust has set a minimum balance of $500 in the Fund position you hold within your account (“Fund Minimum”), and may take one of two actions if the balance in your Fund falls below the Fund Minimum.

First, the Fund may redeem the shares in your account if the net asset value of your account falls below $250 for any reason, including market fluctuation. You will be notified that the value of your account is less than $250 before the Fund makes an involuntary redemption. The notification will provide you with a 90 calendar day period to make an additional investment in order to bring the value of your account to at least $250 before the Fund makes an involuntary redemption or to the Fund Minimum in order not to be assessed an annual low balance fee of $20, as set forth below. This involuntary redemption may not apply to accounts of authorized qualified employee benefit plans, selected fee-based programs, accounts established under the Uniform Gifts or Transfers to Minors Acts, and certain intermediary accounts.

Second, the Fund charges an annual $20 low balance fee on all Fund accounts that have a balance below the Fund Minimum for any reason, including market fluctuation. The fee will be deducted from the Fund account only once per calendar year. You will be notified that the value of your account is less than the Fund Minimum before the fee is imposed. You will then have a 90 calendar day period to make an additional investment to bring the value of your

Short-term Trading Policy

Market timing is an investment technique involving frequent short-term trading of mutual fund shares designed to exploit market movements or inefficiencies in the way a mutual fund prices its shares. The Board has evaluated the risks of market timing activities by Fund shareholders and has determined that due to (i) the Fund’s policy of seeking to maintain the Fund’s net asset value per share at $1.00 each day, (ii) the nature of the Fund’s portfolio holdings, and (iii) the nature of the Fund’s shareholders, it is unlikely that (a) market timing would be attempted by the Fund’s shareholders or (b) any attempts to market time the Fund by shareholders would result in a negative impact to the Fund or their shareholders. As a result, the Board has not adopted policies and procedures to deter short-term trading in the Fund. There can be no assurances, however, that the Fund may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders.  These distributions are automatically reinvested in the applicable Fund unless you request cash distributions on your application or through a written request to the Fund.  The Fund expects that its distributions will consist of both capital gains and dividend income.  The Fund may make distributions of its net realized capital gains (after any reductions for capital loss carry forwards) annually.

Taxes

In general, selling shares of the Fund and receiving distributions (whether reinvested or taken in cash) are taxable events.  Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold.  Any tax liabilities generated by your transactions or by receiving distributions are your responsibility.  You may want to avoid making a substantial investment when the Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.  The Fund may produce capital gains even if it does not have income to distribute and performance has been poor.

There is a possibility that events occurring after the date of issuance of a security, or after a Fund’s acquisition of a security, may result in a determination that the interest on that security is, in fact, includable in gross income for Federal or state income tax purposes retroactively to its date of issue. Such a determination may cause a portion of prior distributions received by shareholders to be taxable to those shareholders in the year of receipt.

You will pay tax on ordinary income dividends derived from taxable interest and on capital gain distributions from a Fund whether you receive them in cash or additional shares. If you redeem Fund shares or exchange them for shares of another Fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Certain dividend income and long-term capital gains are eligible for taxation at a reduced rate that applies to non-corporate shareholders. However, to the extent that a Fund’s distributions are derived from income on short-term debt securities and from short-term capital gains, such distributions will not be eligible for taxation at the reduced rate. Certain investors may be subject to a Federal alternative minimum tax on dividends attributable to a Fund’s investments in private activity bonds.

A 3.8% Medicare contribution tax will be imposed on the net investment income (which includes interest, dividends and capital gains) of U.S. individuals with income exceeding $200,000, or $250,000 if married and filing jointly, and of trusts and estates, for taxable years beginning after December 31, 2012. However, this tax will not apply to certain amounts that are already excludable from gross income, such as interest on tax-exempt bonds.

Non-U.S. investors may be subject to U.S. withholding and/or state tax, and will be subject to special U.S. tax certification requirements. Because every investor has an individual tax situation, and also because the tax laws are subject to periodic changes, you should always consult your tax advisor about federal, state and local tax consequences of owning shares of a Fund.

Generally, within 60 days after the end of a Fund’s taxable year, you will be informed of the amount of exempt interest dividends and capital gain dividends you received that year. Capital gain dividends are taxable to you, for Federal income tax purposes, as long term capital gains, regardless of how long you have held your shares.

If you are neither a tax resident nor a citizen of the United States or if you are a foreign entity, a Fund’s ordinary income dividends (which include distributions of net short-term capital gain) will generally be subject to a 30% withholding tax, unless a lower treaty rate applies. For taxable years of a Fund that began before January 1, 2012, certain distributions designated by the Fund as either interest related dividends or short term capital gain dividends and paid to a foreign shareholder were eligible for an exemption from U.S. withholding tax. However, it cannot be predicted whether Congress will pass legislation to reinstate this exemption, or whether distributions of a Fund will be subject to a 30% U.S. withholding tax.

A 30% withholding tax on dividends paid after December 31, 2013 and redemption proceeds paid after December 31, 2014 will be imposed on (i) certain foreign financial institutions and investment funds unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account holders and (ii) certain other foreign entities unless they certify certain information regarding their direct and indirect U.S. owners. Under some circumstances, a foreign shareholder may be eligible for refunds or credits of such taxes.

By law, your taxable dividends will be subject to a withholding tax if you have not provided a taxpayer identification number or social security number to the Fund in which you invest or the number you have provided is incorrect.

This section summarizes some of the consequences under current Federal tax law of an investment in the Fund.  The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

This discussion is not a substitute for personal tax advice. You should consult your personal tax advisor about the potential tax consequences of an investment in any of the Funds under all applicable tax laws.

Early each year, the Fund will mail to you a statement setting forth the federal income tax information for all distributions made during the previous year.  If you do not provide your taxpayer identification number, your account will be subject to backup withholding.

 THE DISTRIBUTOR

While not yet implemented, the Fund has adopted a Rule 12b-1 distribution plan under which it pays annual distribution fees up to 0.25% of the daily net assets attributable to its shares.  Rule 12b-1 fees are paid by the Fund to the Distributor as compensation for its services and expenses in connection with the sale and distribution of Fund shares. The Distributor in turn pays all or part of these Rule 12b-1 fees to Financial Intermediaries that have agreements with the Distributor to sell shares of the Fund.

Because Rule 12b-1 expenses are paid out of a Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

 FINANCIAL HIGHLIGHTS

The Fund has not yet completed a full year of operations; accordingly, there is no financial information available at this time.

 PRIVACY NOTICE

TCG FINANCIAL SERIES TRUST VI

Rev. July

FACTS	WHAT DOES TCG FINANCIAL SERIES TRUST VI DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons TCG Financial Series Trust VI chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does TCG Financial Series Trust VI share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-800-494-2755

PRIVACY NOTICE

TCG FINANCIAL SERIES TRUST VI

What we do:
How does TCG Financial Series Trust VI protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does TCG Financial Series Trust VI collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. • TCG Financial Series Trust VI has no affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. • TCG Financial Series Trust VI does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • TCG Financial Series Trust VI does not jointly market.

Investment Advisor

TCG Financial Services, LLC

110 Merrick Way, Suite #2A

Coral Gables, FL 33134

Independent Registered Public Accounting Firm

Sanville & Company

1514 Old York Road

Abington, PA 19001

Legal Counsel

Law Office of C. Richard Ropka, LLC

215 Fries Mill Road

Turnersville, NJ 08012

Custodian

The Huntington Bank, N.A.

41 South High Street
Columbus, OH 43219

Transfer Agent, Fund Accountant and Fund Administrator

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

TCG US Government Primary Liquidity Money Market Fund

(a series of TCG Financial Series Trust VI)

FOR MORE INFORMATION

You can find more information about the Fund in the following documents:

Statement of Additional Information (“SAI”)

The Fund’s SAI provides additional details about the investments and techniques of the Fund and certain other additional information.  A current SAI is on file with the SEC and is incorporated into this Prospectus by reference.  This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.

Annual and Semi-Annual Reports

The Fund’s annual and semi-annual reports provide the most recent financial reports and portfolio holdings.

You can obtain a free copy of the Fund’s SAI, Annual and Semi-annual Reports, request other information, or make general inquiries about the Fund by calling the Fund (toll-free) at 1-800-494-2755, by visiting the Fund’s website at www.tcg-financial.com, or by writing to:

TCG US Government Primary Liquidity Money Market Fund

c/o Mutual Shareholders Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

When a Fund (or a financial intermediary through which shares of the Fund may be purchased or sold) receives a request for its SAI, its Annual Report, or its Semi-Annual report, the Fund (or financial intermediary) must send the requested document within three (3) business days of receipt of the request, by first class mail or other means designed to ensure equally prompt delivery.

You can review and copy information, including the Fund’s shareholder reports and SAI, at the SEC’s Public Reference Room in Washington, D.C.  You can obtain information on the operation of the Public Reference Room by calling (202) 551-8090.  Shareholder reports and other information about the Fund are also available:

·	free of charge from the SEC’s EDGAR database on the SEC’s Internet website at http://www.sec.gov, or
·	for a fee, by writing to the SEC’s Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549-1520, or

·	for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

(The Trust’s SEC Investment Company Act file number is 811-22831)